Note 44 - Administration Costs (Tables)	12 Months Ended
Dec. 31, 2019
Classes Of Employee Benefits Expense
Personnel Expenses Breakdown
Personnel expense (Millions of Euros)
	Notes	2019	2018	2017
Wages and salaries		4,920	4,786	5,163
Social security costs		780	722	761
Defined contribution plan expense	25	113	89	87
Defined benefit plan expense	25	50	58	62
Other personnel expense		478	465	497
Total		6,340	6,120	6,571

Other Administrative Expenses
Other administrative expense (Millions of Euros)
	2019	2018	2017
Technology and systems	1,216	1,133	1,018
Communications	218	235	269
Advertising	317	336	352
Property, fixtures and materials	552	982	1,033
Of which: Rent expense (*)	106	552	581
Taxes other than income tax	401	417	456
Other expense	1,258	1,271	1,412
Total	3,963	4,374	4,541